Trade and Other Receivables - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Receivables [Abstract]
Restricted cash	$ 2,300,000
Expected credit losses	$ 900,000	$ 4,300,000